Net revenue from sale and services - Net revenue from sale and services (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenue from sale and services details [abstract]
Gross revenue from sale		R$ 86,754,003	R$ 94,296,759	R$ 94,693,178
Gross revenue from services		929,304	869,084	750,791
Sales taxes	[1]	(4,291,081)	(4,031,295)	(3,027,597)
Discounts and sales returns		(1,871,825)	(1,494,814)	(1,342,799)
Amortization of contractual assets with customers (see Note 11)		(289,436)	(355,250)	(371,825)
Deferred revenue (see Note 23)		10,137	13,491	(3,765)
Net revenue from sales and services		R$ 81,241,102	R$ 89,297,975	R$ 90,697,983

[1]	Presented as required by the Brazilian law.